Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 26, 2016
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Aug. 26, 2016
Document Effective Date	Aug. 26, 2016
Prospectus Date	Feb. 29, 2016
Direxion Daily Silver Miners Index Bull 2X Shares | Direxion Daily Silver Miners Index Bull 2X Shares
Prospectus:
Trading Symbol	SHNY
Direxion Daily Silver Miners Index Bear 2X Shares | Direxion Daily Silver Miners Index Bear 2X Shares
Prospectus:
Trading Symbol	DULL